SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Special (gains) and charges
Customer agreement modification	$ 29.6
Subtotal	63.0	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131.0	7.5	67.1
Total special (gains) and charges									171.0	7.5	79.7
Net sales
Special (gains) and charges
Customer agreement modification									29.6
Cost of sales
Special (gains) and charges
Restructuring charges									5.3		12.6
Nalco merger and integration charges									3.6
Subtotal									8.9		12.6
Special (gains) and charges.
Special (gains) and charges
Restructuring charges									69.0		59.9
Nalco merger and integration charges									57.7
Business structure and optimization									0.9	10.9	2.8
Cleantec acquisition integration charges									3.4
Gain on sale of investment										(5.9)
Venezuela currency devaluation										4.2
Other items										(1.7)	4.4
Subtotal									131.0	7.5	67.1
Interest expense, net
Special (gains) and charges
Nalco merger and integration charges									$ 1.5